Foreclosed Real Estate (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Direct charges related to specifically identified declines	$ 1,028,861	$ 33,139
Foreclosed real estate, general reserve	400,000
General reserve established for probable losses	725,383	730,219
Deferred gains on sales of foreclosed real estate	$ 438,392	$ 396,962